EVENTS SUBSEQUENT TO BALANCE DATE	12 Months Ended
Jun. 30, 2018
EVENTS SUBSEQUENT TO BALANCE DATE [Abstract]
EVENTS SUBSEQUENT TO BALANCE DATE

24.	EVENTS SUBSEQUENT TO BALANCE DATE

(i)
On September 5, 2018, the Company announced that it had filed a registration statement on Form 20-F to register its ordinary shares with the United States Securities and Exchange Commission ("SEC"). Paringa’s registration of ordinary shares, if approved, would allow American depositary shares (“ADSs”) representing ordinary shares to be listed on a national securities exchange in the United States;

(ii)
On September 10, 2018, the Company announced that it had reached financial close for its US$21.7 million PLF from Macquarie, and drawn down the first US$15 million tranche of the PLF, having satisfied all conditions precedent under the Facility Agreement (“Facility”) to achieve financial close and drawdown the first tranche of the PLF;

(iii)
On October 2, 2018, the Company announced that its American Depository Receipts had been approved for listing on the Nasdaq Capital Market and trading had commenced in the U.S. under the ticker symbol “PNRL”; and

(iv)
On October 3, 2018, the Company announced that it had signed a new coal sales agreement with Ohio Valley Electric Corporation and its subsidiary Indiana-Kentucky Electric Corporation (“OVEC-IKEC”) for future coal sales from its Poplar Grove Mine totaling 650,000 tons of coal from 2019 to 2020.

Other than the above, at the date of this report, there are no matters or circumstances, which have arisen since June 30, 2018 that have significantly affected or may significantly affect:

•	the operations, in financial years subsequent to June 30, 2018, of the Group;
•	the results of those operations, in financial years subsequent to June 30, 2018, of the Group; or
•	the state of affairs, in financial years subsequent to June 30, 2018, of the Group.